Prepayments, deposits, and other current assets (Details) ¥ in Millions	Dec. 13, 2022 USD ($)	Dec. 13, 2022 CNY (¥)	Nov. 28, 2022 USD ($)	Nov. 28, 2022 CNY (¥)
Prepayments, deposits, and other current assets [Abstract]
Deposit payment	$ 500,000	¥ 3.5	$ 0.17	¥ 1.2